Quarterly Financial Data (Unaudited)	12 Months Ended
Mar. 31, 2012
Quarterly Financial Data (Unaudited)
Quarterly Financial Data (Unaudited)

17.  Quarterly Financial Data (Unaudited)

Quarterly financial data is summarized as follows:

	Fiscal 2012 Quarter Ended
	July 3	October 2	January 1	March 31

Sales	$1,075,255	$1,109,418	$1,117,484	$1,311,242
Gross profit	245,224	261,256	245,804	242,612
Net income attributable to Alliant Techsystems Inc.	71,158	79,991	49,685	61,418

Alliant Techsystems Inc.’s earnings per common share:
Basic earnings per share	2.15	2.45	1.52	1.87
Diluted earnings per share	2.13	2.43	1.51	1.86

Cash dividends per share:
Declared	0.20	0.20	0.20	0.20
Paid	0.20	0.20	0.20	0.20

	Fiscal 2011 Quarter Ended
	July 4	October 3	January 2	March 31

Sales	$1,202,151	$1,209,235	$1,129,290	$1,301,588
Gross profit	252,264	251,090	232,800	265,412
Net income attributable to Alliant Techsystems Inc.	74,644	97,246	70,181	71,104

Alliant Techsystems Inc.’s earnings per common share:
Basic earnings per share	2.26	2.93	2.11	2.12
Diluted earnings per share	2.24	2.91	2.09	2.10

Cash dividends per share:
Declared	—	—	0.20	—
Paid	—	—	—	0.20

The sum of the per share amounts for the quarters may not equal the total for the year due to the application of the treasury stock method.

During the first quarter of fiscal 2012, Aerospace Group recognized a gain of $5,400 related to the sale of a non-essential parcel of land

During the second quarter of fiscal 2012, ATK recognized an $18,000 benefit from a favorable contract resolution on a program within Defense Group as well as additional costs for strategic growth initiatives.

During the third quarter of fiscal 2012, ATK established a litigation accrual of $25,500 related to the LUU flare litigation. This payment was made in April 2012.  An additional warranty accrual of approximately $7,800 was recorded for the cost to retrofit up to 76,000 flares as part of the settlement.

During fourth quarter of fiscal 2012, ATK incurred costs related to the realignment of its business segments.

During the third quarter of fiscal 2011, Aerospace Group recognized a $25,000 reduction in sales and profit on a commercial aerospace structures program.  This reduction in sales and profit resulted from increased program costs, scope changes, and new factory start-up processes.